Fair value measurement (Tables)	6 Months Ended
Sep. 30, 2025
Disclosure of fair value measurement [Abstract]
Fair value hierarchy of assets measured at fair value
Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis in the condensed consolidated interim statements of financial position is as follows:

As of March 31, 2025
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥44,680	¥—	¥—	¥44,680
Other financial assets(2)		22	—	46	68
Total		¥44,702	¥—	¥46	¥44,748

Crypto asset borrowings		¥44,479	¥—	¥—	¥44,479
Warrant liability
Public warrant liabilities	6	398	—	—	398
Private warrant liabilities	6	—	—	12	12
Total		¥44,878	¥—	¥12	¥44,889

As of September 30, 2025
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥63,246	¥—	¥—	¥63,246
Other financial assets(2)		12	—	132	144
Total		¥63,258	¥—	¥132	¥63,390

Crypto asset borrowings		¥62,844	¥—	¥—	¥62,844
Warrant liability
Public warrant liabilities	6	504	—	—	504
Private warrant liabilities	6	—	—	14	14
Total		¥63,348	¥—	¥14	¥63,362
____________
(1) Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.
(2) USD Coin which is included in “Other financial assets” is categorized as Level 1. Other financial assets categorized as Level 3 are equity investments in non-listed companies by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.
(3) The following table presents a reconciliation of other financial assets and private warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs:

Fair value hierarchy of liabilities measured at fair value
Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis in the condensed consolidated interim statements of financial position is as follows:

As of March 31, 2025
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥44,680	¥—	¥—	¥44,680
Other financial assets(2)		22	—	46	68
Total		¥44,702	¥—	¥46	¥44,748

Crypto asset borrowings		¥44,479	¥—	¥—	¥44,479
Warrant liability
Public warrant liabilities	6	398	—	—	398
Private warrant liabilities	6	—	—	12	12
Total		¥44,878	¥—	¥12	¥44,889

As of September 30, 2025
(In millions)	Note	Level 1	Level 2	Level 3(3)	Total
Crypto assets held(1)		¥63,246	¥—	¥—	¥63,246
Other financial assets(2)		12	—	132	144
Total		¥63,258	¥—	¥132	¥63,390

Crypto asset borrowings		¥62,844	¥—	¥—	¥62,844
Warrant liability
Public warrant liabilities	6	504	—	—	504
Private warrant liabilities	6	—	—	14	14
Total		¥63,348	¥—	¥14	¥63,362
____________
(1) Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.
(2) USD Coin which is included in “Other financial assets” is categorized as Level 1. Other financial assets categorized as Level 3 are equity investments in non-listed companies by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.
(3) The following table presents a reconciliation of other financial assets and private warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs:

Equity security investments
	For the three months ended September 30
(In millions)	2024	2025
Balance, beginning of period	¥36	¥143
Change in fair value	2	(11)
Balance, end of period	¥38	¥132

Equity security investments
	For the six months ended September 30,
(In millions)	2024	2025
Balance, beginning of period	39	46
Purchases	—	100
Change in fair value	(1)	(14)
Foreign exchange impact	—	0
Balance, end of period	38	132

Private warrant liabilities
For the three months ended September 30,
(In millions)	2025
Balance, beginning of period	¥22
Change in fair value	(8)
Foreign exchange impact	—
¥14

Private warrant liabilities
For the six months ended September 30,
(In millions)	2025
Balance, beginning of period	¥12
Change in fair value	3
Foreign exchange impact	(1)
¥14
Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities were as follows.

	As of
	March 31, 2025		September 30, 2025
Exercise price	USD	11.5	USD	11.5
Share price	USD	5.1	USD	4.6
Volatility	35.9%		47.0%
Expected life (in years)	4.7		4.2
Risk-free rate	3.95%		3.68%
Dividend yield	0.00%		0.00%

Assumptions used to value private warrant liabilities
Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities were as follows.

	As of
	March 31, 2025		September 30, 2025
Exercise price	USD	11.5	USD	11.5
Share price	USD	5.1	USD	4.6
Volatility	35.9%		47.0%
Expected life (in years)	4.7		4.2
Risk-free rate	3.95%		3.68%
Dividend yield	0.00%		0.00%